Common Stock (Detail) - USD ($)	1 Months Ended
	Dec. 31, 2007	Dec. 31, 2016	Dec. 31, 2015
Common Stock (Textual)
Common stock, shares authorized		40,700,000	40,000,000
Common stock, par value		$ 0.00001	$ 0.00001
ZETA ACQUISITION CORP. II [Member]
Common Stock (Textual)
Common stock, shares authorized		100,000,000	100,000,000
Common stock, par value		$ 0.0001	$ 0.0001
ZETA ACQUISITION CORP. II [Member] | Common Stock [Member]
Common Stock (Textual)
Proceeds from private placement	$ 50,000
ZETA ACQUISITION CORP. II [Member] | Common Stock [Member] | Private Placement [Member]
Common Stock (Textual)
Share issued, private placement	5,000,000